Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income (loss) before income taxes	¥ (18,554)	$ (2,698)	¥ (45,195)	¥ (49,166)
Computed "expected" tax expense	(218)	(32)	(218)	(218)
Non-taxable income	131	19	131	131
Tax holiday	87	13	87	87
Tax effect of deferred tax and tax rates differential	(3,618)	(526)	(808)	(5,317)
Actual income tax benefit (expense)	¥ (3,618)	$ (526)	¥ (808)	¥ (5,317)